Going concern	12 Months Ended
Dec. 31, 2019
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Going concern
4.	Going concern
The Group’s total liabilities exceeded total assets by RUB 233,597 million as of December 31, 2019.
As of December 31, 2019, the Group was not in compliance with the payment schedules under certain credit facilities and a number of financial and non-financial covenants contained in the Group’s loan agreements were breached, as further described in Note 5. These breaches constitute an event of default and, as a result, the lenders may request accelerated repayment of a substantial portion of the Group’s debt.
As a result of these conditions, as of December 31, 2019, the Group’s debt payable on demand amounted to RUB 373,705 million, including RUB 220,046 million of long-term debt classified as short-term debt due to contractual cross-default provisions and RUB 2,097 million of fines and penalties accrued on overdue loans and overdue interest.
As of the date of approval of the consolidated financial statements, the Group did not have sufficient own resources to enable it to comply with such accelerated repayment requests immediately or make payments within 12 months after the date of approval of these consolidated financial statements, in accordance with the repayment schedules agreed, pursuant to earlier loan restructurings. The Group is negotiating with Gazprombank and VTB to restructure and amend the terms and conditions of its existing debt to extend debt maturities beyond 12 months after the date of approval of these consolidated financial statements. In relation thereto, in January-February 2020, the Group requested and received consents from Gazprombank and VTB waiving the accelerated repayment of debt principal until April 1, 2020 and March 31, 2020, respectively, if interest and commissions were paid timely under the respective loan agreements. The Group has made such interest and commission payments on time.
As part of its debt restructuring plans, the Group is considering the sale of certain assets. As such, in January 2020, the Group entered into negotiations relating to the sale of the Elga coal complex to a prospective buyer, which would allow the Group to reduce its debt burden. However, as of the date of approval of the consolidated financial statements, the Group has not agreed a binding sale and it is currently unclear if or when it will be able to conclude a sale of the Elga coal complex.
As the sale of the Elga coal complex is currently included as part of the planned debt restructuring, if the sale does not go ahead as planned, the debt restructuring plan will need to be amended.
Management has concluded that the existing uncertainty about the Group’s availability of free cash flow for repayment, its ability to refinance and restructure current liabilities described above and its ability to comply with financial and non-financial covenants contained in its loan agreements, represents a material uncertainty that may cast significant doubt upon the Group’s ability to continue as a going concern. As described above, management is in the process of and intends to achieve a debt restructuring with its lenders to enable the Group to continue in operational existence for at least 12 months after the date of approval of these consolidated financial statements. Management’s strategy also includes enhancement of steel production of the most profitable products, diversification of product range to quickly respond to market changes, and further development of the Group’s mining assets providing additional volumes of high-grade coking coal both to the Russian consumers and to exports markets.
The Group has a history of successful negotiations of debt restructurings. However, if its ongoing discussions with the relevant lenders are unsuccessful or covenants continue to be breached and are not waived by the lenders, the related debt will continue to be payable on demand. In that situation, the Group will consider all available legal options to protect the Group’s operations while negotiating the terms of the restructuring of its debt.
The economic environment and economic conditions in the major segments of the Group’s operations retain uncertainty about the level of demand for the Group’s products, the pricing of major products mined or manufactured by the Group, operating and financial results, the availability of free cash flow for repayment or ability to refinance and restructure current liabilities.
The consolidated financial statements have been prepared assuming that the Group will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities or any other adjustments that might result from the Group being unable to continue as a going concern.